ACQUISITION OF WILSON-DAVIS (Tables)	12 Months Ended
Jun. 30, 2025
ACQUISITION OF WILSON-DAVIS
Summary of preliminary allocation of the purchase price

Cash paid to Wilson-Davis shareholders	$8,092,569
Short-term notes	5,000,000
Long-term notes	7,971,197
Value of shares transferred from sponsor	6,000,000
Total consideration paid	27,063,766

Allocated to:
Cash	$11,333,271
Cash segregated	22,000,605
Receivables	4,065,148
Trading Securities, market value	6,875
Prepaid Income Tax	201,125
Accounts payable, accrued expenses and other current liabilities	(28,045,034)
Current portion of lease liability	(161,212)
Property and equipment	23,645
Cash deposit BDs and Clearing Organizations	3,536,664
Operating Lease Right-to-Use Lease Assets	395,063
Other Assets	385,058
Stock loan	(1,431,068)
Long-term Lease liability	(239,629)
Subordinated Borrowing	(1,950,000)
Deferred tax liability	(3,724,270)
Trading Account deposit	(100,000)
Net assets acquired	6,296,241
Excess of purchase price over net liabilities assumed before allocation to identifiable intangible assets and goodwill	$20,767,525

Summary of identifiable intangible assets acquired

		Estimated
		Useful Life
	Amount	(Years)
Customer Lists (a)	$14,625,000	12
Excess of purchase price	20,767,525	—
Goodwill	$6,142,525	—
(a)

The Wilson Davis customer relationships were valued using the Multi-Period Excess Earnings Method (“MPEEM”). The MPEEM reflects the present value of the operating cash flows generated by existing customer relationships after taking into account the cost to realize the revenue and an appropriate discount rate to reflect the time value and risk associated with the cash flows.

Summary the pro forma financial information

June 30, 2024
Total revenue	$5,247,150
Net loss	(23,878,060)

Weighted average shares
Basic and diluted	196,696
Net loss per shares:
Basic and diluted	$(121.40)

Summary of pro forma adjustments

June 30, 2024
Transaction cost	$(9,008,053)
Amortization of intangibles	$—
Loss on AtlasClear acquisition	$86,392,769
Interest earned on investments held in trust	$(256,279)